ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

US$ MILLIONS	2020	2019
Current:
Accounts receivable	$1,463	$1,741
Prepayments & other assets	462	219
Total current	$1,925	$1,960

Non-current:
Finance lease receivables	$343	$—
Accounts receivable	123	100
Restricted cash(1)	81	41
Tax recovery receivables	21	27
Other assets	188	89
Total non-current	$756	$257

(1)Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts. Cash that becomes unrestricted within one year of the reporting date is classified as cash and cash equivalents.
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2020:

US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Finance lease receivable	$62	$61	$61	$60	$59	$555	$858
Operating lease receivable	396	384	318	295	271	1,474	3,138
Total lease receivable	$458	$445	$379	$355	$330	$2,029	$3,996